Revenues (Details) - Schedule of disaggregated by geographical region - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	[1]	$ 607,219	$ 520,817	$ 636,080
Total Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues		388,323	343,477	415,862
Total Americas [Member] | Systems [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues		124,311	98,884	127,198
Total Americas [Member] | Consumables [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues		121,245	106,857	129,921
Total Americas [Member] | Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues		142,767	137,736	158,743
Total EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues		130,296	101,584	124,967
Total EMEA [Member] | Systems [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues		42,077	29,584	39,810
Total EMEA [Member] | Consumables [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues		61,192	48,521	58,883
Total EMEA [Member] | Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues		27,027	23,479	26,274
Total Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	[1]	88,600	75,756	95,251
Total Asia Pacific [Member] | Systems [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues		33,110	22,266	36,000
Total Asia Pacific [Member] | Consumables [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues		35,623	33,670	38,934
Total Asia Pacific [Member] | Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues		$ 19,867	$ 19,820	$ 20,317

[1]	Revenues are attributed to geographic areas based on the location of customer.